Related Party Transactions and Arrangements - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012 Series B Preferred Units	Oct. 11, 2012 Series B Preferred Units	Dec. 31, 2012 Subsidiaries	Feb. 28, 2013 Advisory Agreement	May 07, 2013 Subsequent Event Amendments to remove 2%/25% guidelines
Related Party Transaction [Line Items]
Asset management fee payable to advisor	0.1875%			0.1875%
Annualized asset management fees	0.75%			0.75%
Asset management fees	$ 82,000		$ 53,000	$ 240,000	$ 9,000	$ 0
Asset management fee payable	82,000	80,000		80,000	9,000
Financing coordination fees	1.00%			1.00%
Financing coordination fees	102,000		0	102,000
Financing coordination fees payable	0	102,000		102,000	0
Sale price of asset	1.00%			1.00%
Disposition fees upon sale of properties	(a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset.			(a) one-half of the commission that would be reasonable, customary and competitive in light of the size, type and location of the asset or (b) 1% of the sale price of the asset.
Percentage of sale price of asset	6.00%			6.00%
Disposition fees to advisor	0			0
Gross offering proceeds	6.00%			6.00%
Organization and offering costs	1.00%			1.00%
Reimbursement for services provided	We will not reimburse the advisor for any services for which we will pay the advisor a separate fee.			We will not reimburse the advisor for any services for which we will pay the advisor a separate fee.
Advisor expense	201,000			657,000
Advisor expense reimburse	1,000			32,000
Contract purchase price	6.00%			6.00%
Reimburse advisor acquisition expenses	0			0
Average invested assets percentage	2.00%										2.00%
Net income percentage	25.00%										25.00%
Dealer manager selling commissions percentage	7.00%			7.00%
Dealer manager fees, percentage on gross proceeds from public offering	3.00%			3.00%
Reallocation portion of dealer manager fee	1.50%			1.50%
Dealer manager fees paid to dealer manager	3,000			7,000
Gross proceeds raised in our public offering	15.00%			15.00%
Reimbursable due diligence expenses	0			0
Percentage of gross revenues from the property	4.00%			4.00%
Property management and leasing fees	185,000			655,000	339,000	0
Property management and leasing fees payable	63,000	59,000		59,000	44,000
Advisory agreement				1 year						1 year
Advisory agreement termination date				Apr. 07, 2013						Apr. 07, 2014
Notice period for termination of advisory agreement without penalty				60 days
Advisory agreement effective date										Apr. 07, 2013
Common stock, shares issued	11,300	25,000							300,000
Common stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01				$ 10.00
Proceeds from issuance of common stock	102,000	3,000,000	3,000,000	3,193,000	0	0			3,000,000
Series B Preferred Units, limited partnership units established								400
Series B Preferred Units, preferential cash distributions percentage							10.00%
Series B Preferred Units, purchase price per unit base for preferential cash distributions percentage							$ 10,000
Series B Preferred Units, limited partnership units issued								350
Series B Preferred Units, proceeds from issuance of limited partnership units							$ 3,500,000